UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 183,628	$ 2,054,605	$ 2,531,400
Adjustments to reconcile net income to net cash used in operating activities:
Formation, general and administrative expenses paid by Sponsor under IPO Promissory Note – related party	1,089	0	1,089
Income earned on cash and marketable securities held in Trust Account	(321,137)	(3,644,428)	(4,392,100)
Changes in operating assets and liabilities:
Prepaid expenses	(128,539)	1,257	(90,729)
Due from related party	0	5,692	(5,089)
Accounts payable	47,376	76,096	107,053
Accrued expenses	8,505	1,152,826	962,012
Administrative services fee payable – related party	2,333	(5,000)	5,000
Net cash used in operating activities	(206,745)	(358,952)	(881,364)
Cash Flows from Investing Activities:
Purchase of treasury securities in Trust Account			(201,250,000)
Cash Flows from Investing Activities:
Contributions for purchase of Private Placement Units	(201,250,000)	0
Net cash used in by investing activities	(201,250,000)	0	(201,250,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class A Ordinary Shares	201,250,000	0	201,250,000
Proceeds from sale of Private Placement Units	5,922,500	0	5,922,500
Payment of underwriting fees and reimbursements	(4,100,000)	0	(4,100,000)
Payment of IPO Promissory Note - related party	(193,236)	0	(203,557)
Due from related party, net	(10,321)	0	(5,089)
Excess cash contribution recorded under IPO Promissory Note - related party	167,147	0	167,147
Payment of offering costs	(343,913)	0	(343,913)
Net cash provided by financing activities	202,692,177	0	202,692,177
Net Change in Cash	1,235,432	(358,952)	560,813
Cash – Beginning of period	0	560,813	0
Cash – End of period	1,235,432	201,861	560,813
Supplemental Non-Cash Investing and Financing Activities:
Initial fair value of Class A Ordinary Shares subject to possible redemption	183,626,033	0
Remeasurement of shares subject to possible redemption	17,945,104	3,644,428
Related Party
Supplemental Non-Cash Investing and Financing Activities:
Deferred offering costs paid by Sponsor under IPO Promissory Note - related party	25,000	0	25,000
Prepaid expenses paid by Sponsor under IPO Promissory Note – related party			25,000
Class B Ordinary Shares
Supplemental Non-Cash Investing and Financing Activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B Ordinary Shares	$ 25,000	$ 0
Class A Ordinary Shares
Supplemental Non-Cash Investing and Financing Activities:
Initial fair value of Class A Ordinary Shares subject to possible redemption			183,626,033
Remeasurement of shares subject to possible redemption			$ 22,016,067